Introduction (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Foreign exchange rates
The following table presents functional currency translation rates for the Group’s locations to the US dollar on December 31, 2020, 2019 and 2018 and the average rates for the years ended December 31, 2020, 2019 and 2018.

Exchange Rates to the US Dollar	Functional Currency	2020 Year-end Rate	2019 Year-end Rate	Change %	2020 Average Rate	2019 Average Rate	Change %	2018 Average Rate
Bolivia	Boliviano (BOB)	6.91	6.91	—	6.91	6.91	—%	6.91
Chad	CFA Franc (XAF)	n/a	n/a	n/a	n/a	n/a	n/a	571
Colombia	Peso (COP)	3,432.50	3,277	4.7%	3,695	3,296	12.1%	2,973
Costa Rica	Costa Rican Colon (CRC)	617.30	576	7.1%	590	588	0.3%	578
El Salvador	US dollar	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ghana	Cedi (GHS)	5.87	5.73	2.4%	5.75	5.33	7.9%	4.63
Guatemala	Quetzal (GTQ)	7.79	7.70	1.2%	7.73	7.71	0.3%	7.52
Honduras	Lempira (HNL)	24.20	24.72	(2.1)%	24.65	24.59	0.2%	23.99
Luxembourg	Euro (EUR)	0.82	0.89	(8.2)%	0.87	0.89	(2.1)%	0.85
Nicaragua	Cordoba (NIO)	34.82	33.84	2.9%	34.34	33.12	3.7%	31.55
Panama	Balboa (B/.) (i)	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Paraguay	Guarani (PYG)	6,900.11	6,453	6.9%	6,758	6,232	8.4%	5,743
Sweden	Krona (SEK)	8.23	9.37	(12.1)%	9.16	9.43	(2.9)%	8.71
Tanzania	Shilling (TZS)	2,318.95	2,299	0.9%	2,312	2,304	0.3%	2,274
United Kingdom	Pound (GBP)	0.73	0.75	(3.0)%	0.77	0.78	(1.2)%	0.75
(i) the balboa is tied to the United States dollar at an exchange rate of 1:1.
Effects of implementation of new IFRS
For leases previously classified as finance leases Millicom recognized the carrying amount of the lease asset and lease liability immediately before transition as the carrying amount of the right of use asset and the lease liability at the date of initial application. The measurement principles of IFRS 16 are only applied after that date.

$ millions	January 1, 2019
Operating lease commitments disclosed as at December 31, 2018	801
(Plus): Non lease components obligations	57
(Less): Short term leases recognized on a straight line basis as an expense	(3)
(Less): Low value leases recognized on a straight line basis as an expense	(2)
(Less): Contract included in the lease commitments but with starting date in 2019 and not part of the IFRS 16 opening balances	(17)
(Plus/Less): Other	(9)
Gross lease liabilities	828
Discounted using the lessee's incremental borrowing rate at the date of the initial application	(283)
Incremental lease liabilities recognized at January 1, 2019	545
(Plus): Finance lease liabilities recognized at December 31, 2018	353
Lease liabilities recognized at January 1, 2019	898

Of which are:
Current lease liabilities	86
Non-current lease liabilities	812
The application of IFRS 16 affected the following items in the statement of financial position on January 1, 2019:

FINANCIAL POSITION $ millions	As at January 1, 2019 before application	Effect of adoption of IFRS 16	As at January 1, 2019 after application	Reason for the change
ASSETS
Property, plant and equipment, net	3,071	(307)	2,764	(i)
Right-of-use asset (non-current) NEW	—	856	856	(ii)
Prepayments	129	(6)	123	(iii)
LIABILITIES
Lease liabilities (non-current) NEW	—	812	812	(iv)
Debt and other financing (non-current)	4,123	(337)	3,786	(v)
Lease liabilities (current) NEW	—	86	86	(iv)
Debt and other financing (current)	458	(16)	442	(v)
Other current liabilities	492	(2)	490	(vi)
(i)    Transfer of previously capitalized assets under finance leases to Right-of-Use assets.
(ii)    Initial recognition of Right-of-Use assets, transfer of previously recognized finance leases and of lease prepayments to the Right-of-Use asset cost at transition.
(iii)    Transfer of lease prepayments to the Right-of-Use asset cost at transition.
(iv)    Initial recognition of lease liabilities and transfer of previously recognized finance lease liabilities.
(v)    Transfer of previously recognized finance lease liabilities to new Lease liabilities accounts.
(vi)    Reclassification of provisions for onerous contracts to Right-of-Use assets.